MML SERIES INVESTMENT FUND
MML Sustainable Equity Fund
Supplement dated July 10, 2026 to the
Prospectus dated April 24, 2026 and the
Summary Prospectus dated April 24, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (page 28 of the Prospectus). Effective July 31, 2026, the information for Justin Brown and Joe Reiland found under the heading Portfolio Manager(s) in the section titled Management (page 28 of the Prospectus) is hereby deleted.
DJ Cross, CFA is a Vice President, Senior Investment Analyst, and Portfolio Manager at American Century. He has managed the Fund since July 2026.
Scott Marolf is a Vice President and Senior Portfolio Manager at American Century. He has managed the Fund since July 2026.
Effective immediately, the following information supplements the information found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus. Effective July 31, 2026, the information for Justin Brown and Joe Reiland found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus is hereby deleted.
DJ Cross, CFA

is a portfolio manager of the MML Sustainable Equity Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Cross is a Vice President, Senior Investment Analyst, and Portfolio Manager for American Century. Mr. Cross joined American Century in 2016 as a senior investment analyst and became a portfolio manager in 2022.
Scott Marolf

is a portfolio manager of the MML Sustainable Equity Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Marolf is a Vice President and Senior Portfolio Manager for American Century. Mr. Marolf joined American Century in 2008 as an equity research analyst and became a portfolio manager in 2020.
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MMLPRO-26-03
VIPSE-26-01

MML SERIES INVESTMENT FUND
MML Focused Equity Fund
MML Foreign Fund
MML Income & Growth Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML VIP American Century Mid Cap Value Fund
MML VIP American Century Small Company Value Fund
MML VIP BlackRock® Equity Index Fund
MML VIP Fidelity Institutional AM® Core Plus Bond Fund
MML VIP Invesco Global Fund
MML VIP Invesco Main Street Equity Fund
MML VIP JPMorgan U.S. Research Enhanced Equity Fund
MML VIP Loomis Sayles Large Cap Growth Fund
MML VIP MFS® International Equity Fund
MML VIP T. Rowe Price Blue Chip Growth Fund
MML VIP T. Rowe Price Equity Income Fund
MML VIP T. Rowe Price Mid Cap Growth Fund
MML VIP Wellington Small Cap Growth Equity Fund
Supplement dated July 10, 2026 to the
Statement of Additional Information dated April 24, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information for the MML Sustainable Equity Fund (the “Fund”) found under American Century Investment Management, Inc. on page B-225 in the section titled Appendix C — Additional Portfolio Manager Information. Effective July 31, 2026, the information for Justin Brown and Joe Reiland found on page B-225 relating to the Fund in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
The portfolio managers of the Sustainable Equity Fund are Rob Bove, Justin Brown, DJ Cross, Scott Marolf, and Joe Reiland.
Effective immediately, the following information supplements the information for the Fund found on page B-225 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
DJ Cross
Registered investment companies**	1	$11,401,674	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Scott Marolf
Registered investment companies**	2	$15,678,098,287	0	$0
Other pooled investment vehicles	1	$616,533,997	0	$0
Other accounts	3	$714,674,219	0	$0

*	The information provided is as of May 31, 2026.
**	Does not include the Sustainable Equity Fund.

Ownership of Securities:
As of May 31, 2026, Mr. Cross and Mr. Marolf did not own any shares of the Sustainable Equity Fund.
Effective immediately, the following information for Jason T. Marino supplements the information found beginning on page B-61 under the heading Principal Officers in the section titled Management of the Trust:

Jason T. Marino 1295 State Street Springfield, MA 01111-0001 Year of birth: 1978 Officer of the Trust since 2026 Officer of 55 portfolios in fund complex	Vice President of the Trust

Head of Manager Research (since 2026), Investment Director (2011–2026), MML Advisers; Head of Manager Research (since 2026), Investment Director (2011–2026), MassMutual; Vice President (since 2026), MassMutual Select Funds (open-end investment company); Vice President (since 2026), MassMutual Premier Funds (open-end investment company); Vice President (since 2026), MassMutual Advantage Funds (open-end investment company); Vice President (since 2026), MML Series Investment Fund (open-end investment company); Vice President (since 2026), MML Series Investment Fund II (open-end investment company).
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MMLSAI-26-02

MML SERIES INVESTMENT FUND
MML VIP Conservative Allocation Fund
MML VIP Balanced Allocation Fund
MML VIP Moderate Allocation Fund
MML VIP Growth Allocation Fund
MML VIP Aggressive Allocation Fund
MML VIP American Funds Growth Fund
MML VIP American Funds 65/35 Allocation Fund
MML VIP American Funds 80/20 Allocation Fund
Supplement dated July 10, 2026 to the
Statement of Additional Information dated April 24, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information for Jason T. Marino supplements the information found beginning on page B-66 under the heading Principal Officers in the section titled Management of the Trust:

Jason T. Marino 1295 State Street Springfield, MA 01111-0001 Year of birth: 1978 Officer of the Trust since 2026 Officer of 55 portfolios in fund complex	Vice President of the Trust

Head of Manager Research (since 2026), Investment Director (2011–2026), MML Advisers; Head of Manager Research (since 2026), Investment Director (2011–2026), MassMutual; Vice President (since 2026), MassMutual Select Funds (open-end investment company); Vice President (since 2026), MassMutual Premier Funds (open-end investment company); Vice President (since 2026), MassMutual Advantage Funds (open-end investment company); Vice President (since 2026), MML Series Investment Fund (open-end investment company); Vice President (since 2026), MML Series Investment Fund II (open-end investment company).
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MMLALLSAI-26-02